Cash Flow Statement (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Cash flows from operating activities [Abstract]
(Loss)/profit from continuing operations	$ (2,974.6)	$ (18.1)	[1]	$ 707.2	[2]
Profit from discontinued operation	5.1	1,487.2	[1]	76.9	[2]
Profit/(loss) for the period	(2,969.5)	1,469.1	[1]	784.1	[2]
Adjustments for [Abstract]
Loss/(gain) on disposal of discontinued operation	3.0	(1,767.9)		0.0
Net finance costs	279.0	255.8		342.7
Taxation - continuing operations	34.2	(16.0)		(673.1)
Taxation - discontinued operation	(8.1)	318.1		34.2
Share of results of associates	0.0	0.3		1.8
Operating (loss)/profit	(2,661.4)	259.4		489.7
- continuing operations	(2,661.4)	221.7		376.8
- discontinued operation	0.0	37.7		112.9
Goodwill impairment charge	2,799.2	0.0		0.0
Research and development tax credits	(1.8)	(1.2)		(2.0)
Depreciation of property, plant and equipment	42.0	52.6	[3]	71.2
Depreciation of right-of-use asset (2019 and 2018: finance lease depreciation)	76.9	13.9	[3]	17.4	[3]
Loss on disposal of property, plant and equipment	5.6	3.6		4.7
Loss on disposal of intangible assets	0.6	0.0		0.0
Gain on disposal of Atalla	0.0	(3.7)		0.0
Amortization of intangible assets	674.1	716.5		943.3
Amortization of contract-related costs	16.1	10.2		0.0
Leases impairment	5.9	0.0		0.0
Share-based compensation charge	17.0	71.3		72.2
Foreign exchange movements	29.7	11.1		(34.6)
Provisions movements	46.3	43.8		142.8
Depreciation		66.5
Changes in working capital [Abstract]
Inventories	0.1	0.0		0.1
Trade and other receivables	262.0	183.0		(408.8)
Increase in contract-related costs	(26.5)	(36.7)		0.0
Payables and other liabilities	(69.8)	(114.8)		131.3
Provision utilization	(37.5)	(58.6)		(145.0)
Contract liabilities - deferred income	(103.1)	(98.5)		131.4
Pension funding difference to operating profit charge	7.4	4.4		4.0
Cash generated from operations	$ 1,082.8	$ 1,056.3	[4]	$ 1,424.3	[4]

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	As a result of the adoption of IFRS 16, depreciation in the 12 months ended October 31, 2019 of $66.5 million has been represented as property, plant and equipment depreciation of $52.6 million and right-of-use asset depreciation of $13.9 million. The comparative of $13.9 million in the 12 months ended October 31, 2019 and $17.4m in the 18 months ended October 31, 2018 relates to assets classified as property, plant and equipment that were held under a finance lease.
[4]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.